SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF BASIC NET LOSS PER COMMON SHARE

Basic net loss per common share is based upon the weighted-average number of common shares outstanding. Diluted net income per common share is based on the weighted-average number of common shares outstanding and potentially dilutive common shares outstanding and computed as follows:

	Nine months ended September 30,
	2024	2023
Numerator:
Net loss attributable to First Choice Healthcare Solutions, Inc. common shareholders	$(3,954,535)	$(7,771,338)

Denominator:
Weighted-average common shares, basic	32,958,288	32,958,288
Weighted-average common shares, diluted	32,958,288	32,958,288

Basic:	$(0.12)	$(0.24)
Diluted:	$(0.12)	$(0.24)

Basic net loss per common share is based upon the weighted-average number of common shares outstanding. Diluted net income per common share is based on the weighted-average number of common shares outstanding and potentially dilutive common shares outstanding and computed as follows:

	Year ended December 31,
	2023	2022
Numerator:
Net loss attributable to First Choice Healthcare Solutions, Inc.	$(8,261,964)	$(9,997,614)

Denominator:
Weighted-average common shares, basic	32,958,288	32,958,288
Weighted-average common shares, diluted	32,958,288	32,958,288

Basic:	$(0.25)	$(0.30)
Diluted:	$(0.25)	$(0.30)

SCHEDULE OF ANTI-DILUTIVE WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING

	September 30, 2024	December 31, 2023
Convertible debt	2,811,914,442	2,810,648,817
Warrants to purchase common stock	13,494,477	11,774,164
Incentive shares payable issued with convertible notes	5,758,375	1,568,250
Restricted stock awards	1,357,308	1,357,308
Options to purchase common stock	—	—
Total	2,832,524,602	2,825,348,539

	December 31,
	2023	2022
Convertible debt	2,810,648,817	430,902,049
Warrants to purchase common stock	11,774,164	11,246,433
Incentive shares payable issued with convertible notes	1,568,250	1,000,000
Restricted stock awards	1,357,308	1,357,308
Options to purchase common stock	—	—
Total	2,825,348,539	444,505,790

SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

The Company’s financial instruments are exposed to a concentration of customer risk and accounts receivable risk. Occasionally, the Company’s cash and cash equivalents in interest-bearing accounts may exceed FDIC insurance limits. The financial stability of these institutions is periodically reviewed by senior management. Revenues and accounts receivable are concentrated between two major payers with the approximate risk level outlined below.

Concentration of Risk
Revenue Concentration:

	Year ended December 31,
	2023	2022
Commercial Payor 1	10.9%	32.0%
Commercial Payor 2	6.5%	21.0%

Receivable Concentration:

	December 31,	December 31,
	2023	2022
Legal	32.3%	14.6%
Commercial Payor 1	10.9%	28.6%
Commercial Payor 2	6.5%	22.5%